                                    AMERICAN
                              AADVANTAGE FUNDS(R)

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                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2000


                                   [AMR LOGO]


                                                              S&P 500 INDEX FUND


                                                           o INSTITUTIONAL CLASS

                                                           o PLANAHEAD CLASS


MANAGED BY AMR INVESTMENT SERVICES, INC.

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American AAdvantage S&P 500 Index Fund


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to report to you on the performance of the American AAdvantage S&P 500 Index Fund (the "Fund"), and to provide you with a copy of the semi-annual report for the six months ended June 30, 2000. The Fund's total return for the period was -0.53% for the Institutional Class and -0.67% for the PlanAhead Class, compared to the returns of -0.42% for the S&P 500 Index and -0.59% for the Lipper S&P 500 Index for the same period.

MARKET ACTIVITY

The equity market was a bit calmer by the close of June compared to earlier in the year, but the overall results for 2000 have been flat to negative for most equity investors. During the first half of the year, the S&P 500 Index fell 0.42%, while the broader Russell 3000 Index gained 1.0%. Small cap stocks outperformed large cap stocks during the same time period as the Russell 2000 Index returned 3.0%. Despite the continued volatility in tech and telecom stocks, growth stocks did better than value once again as the S&P 500 Barra Growth Index increased 2.6% and the S&P 500 Barra Value Index declined 4.1%.

There has been a shift in market leadership as healthcare replaced technology as the leading economic sector. Other more defensive sectors such as Utilities posted positive returns for the first half of the year. Market leadership has also broadened as the largest companies in the S&P have modestly underperformed the 500 stock average for the first time in five years.

The Fed raised its Fed Funds rate another 50 basis points in May for the sixth increase in the past twelve months. Historically, this number of rate hikes has led to negative stock market returns 3-12 months later. Although the Fed made no changes in June, their bias remained unchanged--toward tightening. Most market watchers anticipate at least one more rate hike by October, but believe the central bank is near the end of this tightening cycle. Core inflation, though higher than at the start of the year, remains manageable at the producer and consumer levels. As such, we believe that the Fed will have little impetus to continue tightening.



TEN LARGEST STOCK HOLDINGS

General Electric Co.       Exxon Mobil Corp.

Intel Corp.                Wal-Mart Stores, Inc.

Cisco Systems, Inc.        Oracle Corp.

Microsoft Corp.            Citigroup, Inc.

Pfizer, Inc.               Nortel Networks Corp.

OUTLOOK

Market valuations for equities have improved modestly as earnings growth has been strong. Nevertheless, equity valuations remain above historical averages. Productivity gains, globalization and structural reforms have all contributed to the extraordinary run in the US equity market. While there is no question that there are limits to what a rational investor should pay for an investment, we continue to experience unprecedented growth and productivity.

It is important to realize that, as an index fund, the goal is to replicate the performance of the S&P 500 Index. The Fund manager does not manage the portfolio according to a specific outlook or forecast for the market or the overall economy.

As always, we appreciate your ongoing support of the American AAdvantage S&P 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.

                                        Sincerely,




                                        William F. Quinn
                                        President
                                        American AAdvantage Funds

AMERICAN AADVANTAGE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)
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                                                                    (IN THOUSANDS,
                                                                   EXCEPT SHARE AND
                                                                  PER SHARE AMOUNTS)
ASSETS
    Investment in the State Street Equity 500 Index
     Portfolio, at Value....................................         $   707,208
    Receivable for Expense Reimbursement (Note 2)...........                   2
    Deferred Organization Costs.............................                   6
                                                                     -----------
        TOTAL ASSETS........................................             707,216
                                                                     -----------

LIABILITIES
    Payable For Shares of Beneficial Interest Subscribed....              80,850
    Accrued Organization Costs..............................                   6
    Administrative Service Fees Payable (Note 2)............                  28
    Other Liabilities.......................................                   9
                                                                     -----------
        TOTAL LIABILITIES...................................              80,893
                                                                     -----------
NET ASSETS..................................................         $   626,323
                                                                     ===========

COMPOSITION OF NET ASSETS
    Paid-in Capital.........................................         $   542,654
    Undistributed Net Investment Income.....................               1,915
    Accumulated Net Realized Loss from Investments and
     Futures Transactions...................................              (4,189)
    Net Unrealized Appreciation on Investments and Futures
     Contracts..............................................              85,943
                                                                     -----------
NET ASSETS..................................................         $   626,323
                                                                     ===========
SHARES OUTSTANDING (NO PAR VALUE)
    Institutional Class.....................................          31,157,946
                                                                     ===========
    PlanAhead Class.........................................             323,718
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    Institutional Class.....................................         $     19.89
                                                                     ===========
    PlanAhead Class.........................................         $     19.95
                                                                     ===========

                             See accompanying notes
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AMERICAN AADVANTAGE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2000 (Unaudited)
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                                                                  (IN THOUSANDS)
INVESTMENT INCOME
    Income Allocated from the State Street Equity 500 Index
     Portfolio, net.........................................         $  2,798
    Income Allocated from the BT Equity 500 Index Portfolio,
     net....................................................            1,175
                                                                     --------
        TOTAL INVESTMENT INCOME.............................            3,973
EXPENSES
    Administrative Service Fees
        Institutional Class.................................              161
        PlanAhead Class.....................................                9
    Transfer Agency Fees
        Institutional Class.................................               22
        PlanAhead Class.....................................                2
    Professional Fees.......................................               15
    Registration Fees.......................................               96
    Service Fees -- PlanAhead Class (Note 2)................                7
    Other Expenses..........................................               18
                                                                     --------
        TOTAL EXPENSES......................................              330
LESS: EXPENSES ABSORBED BY AMR INVESTMENT SERVICES, INC.....               (5)
                                                                     --------
        NET EXPENSES........................................              325
                                                                     --------
NET INVESTMENT INCOME.......................................            3,648
                                                                     --------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS
    Net Realized Loss from Investment Transactions..........           (3,253)
    Net Realized Gain from Futures Transactions.............              224
    Net Change in Unrealized Appreciation on Investments and
     Futures Contracts......................................             (463)
                                                                     --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES
  CONTRACTS.................................................           (3,492)
                                                                     --------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................         $    156
                                                                     ========

                             See accompanying notes
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AMERICAN AADVANTAGE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
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                                                               SIX MONTHS
                                                                  ENDED        YEAR ENDED
                                                              JUNE 30, 2000   DECEMBER 31,
                                                               (UNAUDITED)        1999
                                                              -------------   ------------
                                                                     (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
    Net Investment Income...................................    $   3,648       $  4,441
    Net Realized Loss from Investments and Futures
     Transactions...........................................       (3,029)          (357)
    Net Change in Unrealized Appreciation on Investments and
     Futures Contracts......................................         (463)        68,522
                                                                ---------       --------
        NET INCREASE IN NET ASSETS FROM OPERATIONS..........          156         72,606
                                                                ---------       --------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income
        Institutional Class.................................       (1,899)        (4,235)
        PlanAhead Class.....................................          (11)           (29)
                                                                ---------       --------
        TOTAL DISTRIBUTIONS.................................       (1,910)        (4,264)
                                                                ---------       --------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from Sales of Shares...........................      212,758        464,613
    Dividend Reinvestments..................................        1,909          4,260
    Cost of Shares Redeemed.................................     (161,408)       (65,230)
                                                                ---------       --------
        NET INCREASE FROM CAPITAL TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST.................................       53,259        403,643
                                                                ---------       --------
        TOTAL INCREASE IN NET ASSETS........................       51,505        471,985
NET ASSETS
    Beginning of Period.....................................      574,818        102,833
                                                                ---------       --------
    END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $1,915 AND $177, RESPECTIVELY)...............    $ 626,323       $574,818
                                                                =========       ========

                             See accompanying notes
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AMERICAN AADVANTAGE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
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     Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Fund.

                                                                         INSTITUTIONAL CLASS
                                                           -----------------------------------------------
                                                             SIX MONTHS
                                                               ENDED           YEAR ENDED DECEMBER 31,
                                                           JUNE 30, 2000    ------------------------------
                                                           (UNAUDITED)(A)     1999       1998       1997
                                                           --------------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD.....................     $  20.05      $  16.78   $  13.16   $  10.00
                                                              --------      --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income................................         0.11          0.19       0.16       0.14
    Net Realized and Unrealized Gain (Loss) on
      Investments and Futures Transactions...............        (0.21)         3.27       3.62       3.16
                                                              --------      --------   --------   --------
    Total from Investment Operations.....................        (0.10)         3.46       3.78       3.30
                                                              --------      --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income................................        (0.06)        (0.19)     (0.16)     (0.14)
                                                              --------      --------   --------   --------
    Total Distributions..................................        (0.06)        (0.19)     (0.16)     (0.14)
                                                              --------      --------   --------   --------
NET ASSET VALUE, END OF PERIOD...........................     $  19.89      $  20.05   $  16.78   $  13.16
                                                              ========      ========   ========   ========
TOTAL INVESTMENT RETURN..................................       (0.53%)       20.70%     28.87%     33.09%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted).............     $619,865      $568,645   $100,870   $  7,862
    Ratios to Average Net Assets (annualized):
         Net Investment Income...........................        1.13%         1.28%      1.41%      1.61%
         Expenses, including expenses of the master
           portfolios, after waivers(B)..................        0.15%         0.17%      0.20%      0.20%
         Expenses, including expenses of the master
           portfolios, before waivers(B).................        0.15%         0.17%      0.26%      0.63%
         Decrease Reflected in Above Expense Ratio Due to
           Absorption of Expenses by BT Alex Brown and
           AMR Investment Services, Inc. ................        0.00%         0.00%      0.06%      0.43%

---------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio for the period March 1, 2000 to June 30, 2000.

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AMERICAN AADVANTAGE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
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     Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Fund

                                                                     PLANAHEAD CLASS
                                                  ------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     JUNE 30,
                                                       2000           YEAR ENDED       MARCH 2, 1998 TO
                                                  (UNAUDITED)(A)   DECEMBER 31, 1999   DECEMBER 31, 1998
                                                  --------------   -----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period............      $20.12            $16.83              $14.27
                                                      ------            ------              ------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income.......................        0.06              0.15                0.08
    Net Realized and Unrealized Gain(Loss) on
      Investments and Futures Transactions......       (0.19)             3.25                2.56
                                                      ------            ------              ------
Total from Investment Operations................       (0.13)             3.40                2.64
                                                      ------            ------              ------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income.......................       (0.04)            (0.11)              (0.08)
                                                      ------            ------              ------
    Total Distributions.........................       (0.04)            (0.11)              (0.08)
                                                      ------            ------              ------
NET ASSET VALUE, END OF PERIOD..................      $19.95            $20.12              $16.83
                                                      ======            ======              ======
TOTAL INVESTMENT RETURN.........................       (0.67%)           20.24%              18.58%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted)....      $6,458            $6,173              $1,963
    Ratios to Average Net Assets (annualized):
         Net Investment Income..................        0.64%             0.91%               1.04%
         Expenses, including expenses of the
           master portfolios, after
           waivers(B)...........................        0.55%             0.55%               0.55%
         Expenses, including expenses of the
           master portfolios, before
           waivers(B)...........................        0.70%             0.72%               0.79%
         Decrease Reflected in Above Expense
           Ratio Due to Absorption of Expenses
           by BT Alex Brown and AMR Investment
           Services, Inc........................        0.15%             0.17%               0.24%

---------------

(A) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(B) Includes expenses of the BT Equity 500 Index Portfolio for the period January 1, 2000 to February 29, 2000 and the expenses of the State Street Bank Equity 500 Index Portfolio for the period March 1, 2000 to June 30, 2000.

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AMERICAN AADVANTAGE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
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1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  A. Organization

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Fund (the "Fund") is one of the ten funds offered under the Trust and commenced active operations on December 31, 1996. Information in these financial statements pertains only to the Fund. The Fund commenced sales of a second class of shares of the Fund, designated as "PlanAhead Class" shares, on March 2, 1998. At the same time, the existing shares of the Fund were redesignated as "Institutional Class" shares.

     The Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2000, the Fund's investment was 19.57% of the Portfolio.

     Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio. On March 1, 2000, the Fund withdrew its interest in the BT Portfolio. The Fund received a distribution of cash and securities from the BT Portfolio with a market value equal to the Fund's investment in the BT Portfolio at the close of business on February 29, 2000, which totaled approximately $600,966,000. The Fund immediately contributed those securities to the State Street Equity 500 Index Portfolio, which commenced operations on March 1, 2000.

     The Portfolio and the BT Portfolio have identical investment objectives and fundamental policies. The most notable difference between the portfolios relates to the fees received by the portfolios' respective managers. State Street Bank and Trust Company receives an annualized advisory fee of 0.045% of the Portfolio's average daily net assets. Bankers Trust Company received an annualized advisory fee of 0.075% of the BT Portfolio's average daily net assets.

     These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

  B. Valuation of Investments

     Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  C. Investment Income

     The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

  D. Dividends

     Dividends from net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Fund, if any, will be paid annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  E. Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The Fund has a capital loss carryforward of $812,029 which expires in year 2006.

  F. Deferred Organization Expenses

     Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  G. Expenses

     Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  H. Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

  I. Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  A. Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of
 .05% of the average daily net assets of the Institutional Class and an annualized fee of .30% of the PlanAhead Class. The Manager has contractually agreed to reimburse

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AMERICAN AADVANTAGE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

the Fund for other expenses through December 31, 2000 to the extent that total annual fund operating expenses exceed 0.55% for the PlanAhead Class.

  B. Services Agreement

     The Manager and the trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

  C. Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the period ended June 30, 2000, the cost of air transportation for the trustees was not material to any of the Funds. One trustee, as a retiree of American, already receives flight benefits. The Trust compensates this trustee up to $10,000 annually to cover his personal flight service charges for his three children, as well as the income tax charged on the value of these benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

     At June 30, 2000, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 99.7% of the Institutional Class of the Fund.

  D. Reimbursement of Expenses

     For the period ended June 30, 2000, the Manager reimbursed expenses totaling $4,557 to the Fund.

3.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest were as follows:

Institutional Class

                                        FOR THE PERIOD ENDED         FOR THE YEAR ENDED
                                           JUNE 30, 2000              DECEMBER 31, 1999
                                     --------------------------   -------------------------
                                       SHARES        AMOUNT         SHARES        AMOUNT
                                     ----------   -------------   ----------   ------------
Sold...............................  10,825,142   $ 210,711,010   25,595,752   $459,473,861
Reinvested.........................      92,384       1,899,424      229,164      4,234,846
Redeemed...........................  (8,119,987)   (159,709,297)  (3,475,077)   (63,459,266)
                                     ----------   -------------   ----------   ------------
Net Increase.......................   2,797,539   $  52,901,137   22,349,839   $400,249,441
                                     ==========   =============   ==========   ============

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AMERICAN AADVANTAGE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

PlanAhead Class

                                              FOR THE PERIOD ENDED     FOR THE YEAR ENDED
                                                  JUNE 30, 2000         DECEMBER 31, 1999
                                              ---------------------   ---------------------
                                              SHARES      AMOUNT      SHARES      AMOUNT
                                              -------   -----------   -------   -----------
Sold........................................  103,421   $ 2,046,728   285,571   $ 5,138,770
Reinvested..................................      453         9,353     1,387        25,294
Redeemed....................................  (87,012)   (1,698,488)  (96,736)   (1,771,233)
                                              -------   -----------   -------   -----------
Net Increase................................   16,862   $   357,593   190,222   $ 3,392,831
                                              =======   ===========   =======   ===========

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                                    AMERICAN
                              AADVANTAGE FUNDS(R)


                              -Institutional Class-
                                 P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009


                                -PlanAheadClass-
                                 P.O. Box 219643
                        Kansas City, Missouri 64121-9643
                                 (800) 388-3344


                                 www.aafunds.com
                       american aadvantage.funds@aa.com


                                   MANAGED BY
                          AMR INVESTMENT SERVICES, INC.

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.


================================================================================

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage S&P 500 Fund is a service mark of AMR Investment Services, Inc.